SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENT INFORMATION

The Company operates in a single reportable operating segment, being the acquisition, exploration, development and selective disposition of North American mineral properties. Geographic information about the Company’s non-current assets, excluding financial instruments, as at December 31, 2020 and December 31, 2019 is as follows:

Non-current assets	December 31, 2020	December 31, 2019
Canada	$244,018	$253,587
USA	444	454
Mexico	-	252
Total	$244,462	$254,293